SEGMENTED INFORMATION - Reconciliation of FFO to Equity Accounted Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of operating segments [abstract]
Consolidated equity accounted income (loss)	$ 488	$ (631)	$ 1,156	$ (843)
Non-FFO items from equity accounted investments	328	1,253	616	2,191
FFO from equity accounted investments	$ 816	$ 622	$ 1,772	$ 1,348